MERRILL LYNCH ARKANSAS MUNICIPAL BOND FUND
              OF MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST

                     SUPPLEMENT DATED AUGUST 9, 2000 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 1999

         The section entitled "MANAGEMENT OF THE TRUST" is revised by deleting the information relating to Michael Kalinoski and adding the following:

         Robert D. Sneeden (47) - Portfolio Manager and Vice President (1)(2)
- Assistant Vice President and Portfolio Manager of MLIM since 1994; Vice President of Lehman Brothers from 1990 to 1994.

Code #